Leases - Schedule of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Operating Lease [Abstract]
Opening balance	$ 14,038	$ 23,330
Additions to right-of-use assets	1,891	1,275
Derecognition of right-of-use assets	(876)	(6,625)
Depreciation charged during the year	(3,064)	(4,333)	$ (5,284)
Effect of movements in foreign exchange rates	(371)	391
Closing Balance	$ 11,618	$ 14,038	$ 23,330